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February 26, 2008




U.S. Securities & Exchange Commission
Attn: Filing Desk
100 F Street, N.E.
Washington, D.C. 20549


RE:  VANGUARD VARIABLE INSURANCE FUND (THE TRUST)
     FILE NO.  33-32216
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Ladies and Gentlemen:

Enclosed is the 46th Post-Effective Amendment to the Trust's registration statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this amendment are (1) to remove Grantham, Mayo, Van Otterloo & Co., LLC as an investment advisor for the Small Company Growth Portfolio and add M&G Investment Management Limited as an investment advisor to the International Portfolio, and (2) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we have designated an effective date of April 29, 2008 for this amendment. Prior to the effective date, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485(d)(2), the 485(b) filing will designate the same effective date as the 485(a) filing.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1538.



Sincerely,



Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.


Enclosures


cc: Mark Cowan
U.S. Securities and Exchange Commission